REVENUE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues	$ 33,744,589	$ 24,703,260
Third Party Sales [Member]
Revenues	24,389,206	15,153,800
Related Party Sales [Member]
Revenues	$ 9,355,383	$ 9,549,460